Other Assets (Other Assets Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Prepaid expenses	$ 481	$ 386
SBA servicing assets	437	396
Net receivable due from SBA	429	758
Other assets	1,307	691
Total other assets	$ 2,654	$ 2,231